Debt - Additional Information (Detail) - USD ($)	2 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Apr. 29, 2020
Debt Instrument [Line Items]
Proceeds from long term debt others			$ 255,000
Loan Under Coronavirus Relief Aid And Economic Security Act [Member] | Fortis Private Bank [Member]
Debt Instrument [Line Items]
Debt instrument face value				$ 255,000
Proceeds from long term debt others		$ 255,000
Long term debt stated interest rate		1.00%
Long term debt term		2 years
Long term debt terms of payment	Principal and interest are payable monthly commencing
Long term debt maturity start date	Aug. 15, 2021
Loan Under Coronavirus Relief Aid And Economic Security Act [Member] | Fortis Private Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Forgiveness Application Period After Origination Date Of Loan	8 days
Loan Under Coronavirus Relief Aid And Economic Security Act [Member] | Fortis Private Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Forgiveness Application Period After Origination Date Of Loan	24 days